UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

         Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     February 16, 2010
----------------------------   ------------------------  -------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              35
                                               -------------
Form 13F Information Table Value Total:         $1,834,333
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Conatus Capital
Management
13F Filing
As of 12/31/09
------------------------- ------------ --------- -------- ---------------------- ---------- --------- ---------------------
                                                 COLUMN
        COLUMN 1           COLUMN 2    COLUMN 3     4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------ ------------ --------- -------- ---------------------- ---------- ---------   VOTING AUTHORITY

------------------------ ------------ --------- -------- --------- ------ ----- ---------- --------- ---------------------
     NAME OF ISSUER       TITLE OF     CUSIP    VALUE    SHRS OR          PUT/  INVESTMENT OTHER      SOLE   SHARED  NONE
                            CLASS               (X$1000) PRN AMT   SH/PRN CALL  DISCRETION MANAGER
------------------------ ------------ --------- -------- --------- ------ ----- ---------- --------- ------- ------- -----

ABERCROMBIE & FITCH CO   CL A          002896207  39,402  1,130,631   SH         SOLE                 1,130,631
AMAZON COM INC           COM           023135106  54,623    406,060   SH         SOLE                   406,060
APPLE INC                COM           037833100 116,204    551,430   SH         SOLE                   551,430
BED BATH & BEYOND INC    COM           075896100  40,053  1,037,377   SH         SOLE                 1,037,377
BHP BILLITON LTD         SPONSORED ADR 088606108  13,780    179,945   SH         SOLE                   179,945
C H ROBINSON WORLDWIDE
INC                      COM NEW      12541W209  52,475    893,496   SH         SOLE                   893,496
CISCO SYS INC            COM          17275R102  79,863  3,335,958   SH         SOLE                 3,335,958
CITRIX SYS INC           COM          177376100  40,460    972,359   SH         SOLE                   972,359
COGNIZANT TECHNOLOGY
SOLUTIO                  CL A         192446102  81,706  1,802,474   SH         SOLE                 1,802,474
COVIDIEN PLC             SHS          G2554F105  78,852  1,646,525   SH         SOLE                 1,646,525
CREDICORP LTD            COM          G2519Y108  27,231    353,555   SH         SOLE                   353,555
CROWN CASTLE INTL CORP   COM          228227104  43,719  1,119,848   SH         SOLE                 1,119,848
CTRIP COM INTL LTD       ADR          22943F100  26,923    374,662   SH         SOLE                   374,662
DISCOVERY COMMUNICATNS
NEW                      COM SER A    25470F104  51,713  1,686,119   SH         SOLE                 1,686,119
EXPRESS SCRIPTS INC      COM          302182100 101,188  1,170,891   SH         SOLE                 1,170,891
FREEPORT-MCMORAN COPPER
& GO                     COM          35671D857  27,480    342,258   SH         SOLE                   342,258
GOLDMAN SACHS GROUP INC  COM          38141G104  27,243    161,356   SH         SOLE                   161,356
GOOGLE INC               CL A         38259P508  82,953    133,799   SH         SOLE                   133,799
ITAU UNIBANCO HLDG SA    SPON ADR
                         REP PFD      465562106  52,363  2,292,597   SH         SOLE                 2,292,597
JPMORGAN CHASE & CO      COM          46625H100  66,262  1,590,149   SH         SOLE                 1,590,149
LAUDER ESTEE COS INC     CL A         518439104  53,148  1,099,007   SH         SOLE                 1,099,007
MEDCO HEALTH SOLUTIONS
INC                      COM          58405U102  89,030  1,393,055   SH         SOLE                 1,393,055
NETAPP INC               COM          64110D104  40,681  1,183,957   SH         SOLE                 1,183,957
POLO RALPH LAUREN CORP   CL A         731572103  40,876    504,765   SH         SOLE                   504,765
PRICELINE COM INC        COM NEW      741503403  40,006    183,168   SH         SOLE                   183,168
RANGE RES CORP           COM          75281A109  50,416  1,011,352   SH         SOLE                 1,011,352
SALESFORCE COM INC       COM          79466L302  45,450    616,106   SH         SOLE                   616,106
SBA COMMUNICATIONS CORP  COM          78388J106  42,089  1,232,115   SH         SOLE                 1,232,115
SCHLUMBERGER LTD         COM          806857108  52,614    808,334   SH         SOLE                   808,334
TERADATA CORP DEL        COM          88076W103  39,354  1,252,117   SH         SOLE                 1,252,117
URBAN OUTFITTERS INC     COM          917047102  39,123  1,118,118   SH         SOLE                 1,118,118
VISA INC                 COM CL A     92826C839  54,063    618,146   SH         SOLE                   618,146
VMWARE INC               CL A COM     928563402  39,783    938,732   SH         SOLE                   938,732
WALTER ENERGY INC        COM          93317Q105  63,755    846,565   SH         SOLE                   846,565
WELLS FARGO & CO NEW     COM          949746101  39,452  1,461,741   SH         SOLE                 1,461,741